SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) USD ($)	Dec. 31, 2018 CNY (¥) USD ($)	Dec. 31, 2020 USD ($)
Fair value
Equity securities with readily determinable fair value	¥ 3,903		¥ 2,908		$ 598,000,000
Retirement benefit obligation	179				27,000,000
Property and equipment - Total Loss for the Year	180		3	¥ 35
Operating lease right-of-use assets	28,980		20,875		4,441,000,000
Goodwill	4,988		2,657	2,630	$ 764,000,000
Goodwill, Impairment Loss	437	$ 67,000,000	0	0
Property and equipment, impairment loss	41		3	35
Impairment loss of investment	92		10	0
Operating lease right-of-use assets	139
Long-lived asset impairment loss	180		3	35
Operating Lease, Impairment Loss	139		0	0
Leased hotels
Fair value
Property and equipment - Total Loss for the Year			3	35
Property and equipment, impairment loss	41
Long-lived asset impairment loss			3	35
Convertible senior notes
Fair value
Long-term bank borrowings, current portion			3,290
Carrying amounts of convertible senior notes	6,318		3,290	3,209
Fair value of convertible senior notes	7,747		3,711	3,185
Recurring basis | Level 1
Fair value
Equity securities with readily determinable fair value	3,903		2,908
Retirement benefit obligation	6
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale debt securities	220		¥ 220
Non-recurring basis
Fair value
Property and equipment	2			10
Operating lease right-of-use assets	71
Goodwill	2,328
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	2			¥ 10
Operating lease right-of-use assets	71
Goodwill	¥ 2,328
Revenue growth rate | Minimum
Fair value
Measurement input | $			(15)	(15)	(15)
Revenue growth rate | Maximum
Fair value
Measurement input	4		4	4	4
Discount rate | Minimum
Fair value
Measurement input	8.64		8.64	8.64	8.64
Discount rate | Maximum
Fair value
Measurement input	20				20
Fair value | Recurring basis
Fair value
Equity securities with readily determinable fair value	¥ 3,903		¥ 2,908
Available-for-sale debt securities	220		220
Retirement benefit obligation	6
Carrying value | Non-recurring basis
Fair value
Long-term investments	92		10	¥ 0
Operating lease right-of-use assets	210		0	0
Goodwill	2,768		0	0
Carrying value | Non-recurring basis | Leased hotels
Fair value
Property and equipment	¥ 43		¥ 3	¥ 45